FIRST FOCUS FUNDS, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

                       SUPPLEMENT DATED FEBRUARY 12, 2002
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

The first paragraph under the heading "NET ASSET VALUE" is deleted in its entirety and replaced with the following:

         As indicated in the Prospectus, the net asset value of each Fund (except the Money Market Fund) is determined and the Shares of each Fund are priced each business day at the regularly scheduled normal close of trading on the New York Stock Exchange ("NYSE"), typically at 4:00 p.m. Eastern time, or as of the close of the business day, whichever time is earlier. For the Money Market Fund, the net asset value is determined and Shares are priced on each business day that the NYSE and the Federal Reserve System ("Federal Reserve") are open for business, at 2:00 p.m. Eastern time, or as of the close of the business day, whichever time is earlier. Currently, the following holidays are observed by the Funds: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The Money Market Fund may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in the Fund's principal trading markets, based on the determination of the officers of the Company, acting in consultation with the Adviser. The Money Market Fund will notify shareholders that it is open for business.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


FFF-SU-008-01

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                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456



                                                              February 12, 2002
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:  First Focus Funds, Inc. (f/n/a First Omaha Funds, Inc.)
     File Number  33-85982

Ladies and Gentlemen:

On behalf of the First Focus Funds, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached please fund a supplement dated February 12, 2002 to the Statement of Additional Information dated July 31, 2001.



                                                               ----------------
                                                               Laurie V. Brooks
                                                           SEI Legal Department